Related Party Transactions and Balances (Details) - Schedule of Related Parties	12 Months Ended
Dec. 31, 2023
Yangzhou Yada Powder Metallurgy Co., Ltd.[Member]
Related Party Transaction [Line Items]
Name of related parties	Yangzhou Yada Powder Metallurgy Co., Ltd.
Relationship with the Company	An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.[Member]
Related Party Transaction [Line Items]
Name of related parties	Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.
Relationship with the Company	An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company
Yangzhou Meihua Import and Export Co., Ltd.[Member]
Related Party Transaction [Line Items]
Name of related parties	Yangzhou Meihua Import and Export Co., Ltd.
Relationship with the Company	An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company
Li Jun [Member]
Related Party Transaction [Line Items]
Name of related parties	Li Jun
Relationship with the Company	Director of Hainan Guoxie
Liu Fang [Member]
Related Party Transaction [Line Items]
Name of related parties	Liu Fang
Relationship with the Company	Daughter of Yongjun Liu, Chairman and shareholder of the Company